LEASES (Details) - Kibali Jersey Limited [member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross finance lease liabilities - minimum lease payments:
Future finance charges	$ (9,662)	$ (13,545)	$ (18,696)
Present value of the finance lease liability	47,946	55,017	59,753
Not later than one year [member]
Gross finance lease liabilities - minimum lease payments:
Minimum lease payments	11,042	12,979	12,100
Future finance charges	3,345	3,974	2,461
Present value of the finance lease liability	7,596	8,310	8,223
Later than one year and not later than five years [member]
Gross finance lease liabilities - minimum lease payments:
Minimum lease payments	39,872	42,239	52,968
Future finance charges	6,820	8,693	12,430
Present value of the finance lease liability	32,618	32,853	38,858
Later than five years [member]
Gross finance lease liabilities - minimum lease payments:
Minimum lease payments	6,694	13,344	13,381
Future finance charges	305	878	3,805
Present value of the finance lease liability	$ 7,732	$ 13,854	$ 12,672